Investments in affiliates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
The following table summarizes the investments of the NL Partnership, including the NL Partnership’s ownership interest therein:

NL Partnership Interest
Equity method investments:
Kivalliq Services Ltd.(i)	33.33%
HRN Contracting Ltd.(ii)	33.33%
Proportionately consolidated investments:
Amik Nuna Forestry Services	50.00%
Aroland Nuna	49.00%
Fond Du Lac Nuna	49.00%
Mahiikanuk Nuna	49.00%
Met Nuna	75.00%
Nuna Bauer	50.00%
EDC Nuna Contracting	70.00%
Attawapiskat Nuna	75.00%
Westarc Drilling & Blasting Joint Venture(iii)	30.00%
Consolidated investments:
Deton Cho Nuna	60.00%
Nuna Deton Cho Winter Road Services	75.00%
Nuna Deton Cho Contracting	100.00%

Schedule of investments in affiliates and joint ventures

Assets
Cash	$10,939
Accounts receivable, net	13,234
Contract assets	3,089
Inventories	3,926
Prepaid expenses and deposits	304
31,492
Property, plant and equipment	15,962
Other assets	1,375
Investment in affiliates and joint ventures	11,728
Total Assets	60,557
Liabilities
Accounts payable	10,604
Accrued liabilities	1,136
Contract liabilities	360
12,100
Long term debt (including current portion)	3,127
Capital lease obligation (including current portion)	542
Deferred tax liabilities	1,938
Total Liabilities	17,707

Net assets acquired	$42,850
The following table summarizes the investments of the NL Partnership, including the NL Partnership’s ownership interest therein:

NL Partnership Interest
Equity method investments:
Kivalliq Services Ltd.(i)	33.33%
HRN Contracting Ltd.(ii)	33.33%
Proportionately consolidated investments:
Amik Nuna Forestry Services	50.00%
Aroland Nuna	49.00%
Fond Du Lac Nuna	49.00%
Mahiikanuk Nuna	49.00%
Met Nuna	75.00%
Nuna Bauer	50.00%
EDC Nuna Contracting	70.00%
Attawapiskat Nuna	75.00%
Westarc Drilling & Blasting Joint Venture(iii)	30.00%
Consolidated investments:
Deton Cho Nuna	60.00%
Nuna Deton Cho Winter Road Services	75.00%
Nuna Deton Cho Contracting	100.00%

(i) Includes investment in MTKSL Contracting Joint Venture
(ii) Includes investment in TDIC/HRN Contracting Joint Venture
(iii) Includes investment in Westarc Drilling & Blasting Services Ltd.
The following table summarizes the movement in the investments in affiliates and joint ventures balance during the year:

	December 31, 2018	December 31, 2017
Balance, beginning of the year	$—	$—
Additions arising on acquisition	11,728	—
Share of net income	60	—
Balance, end of the year	$11,788	$—
The financial information for the investments in affiliates and joint ventures accounted for using the equity method is summarized as follows:
Balance Sheets

	December 31, 2018	December 31, 2017
Assets
Current assets	$9,769	$—
Non-current assets	2,392	—
Total assets	$12,161	$—
Liabilities
Current liabilities	$4,013	$—
Non-current liabilities	3,032	—
Total liabilities	$7,045	$—
Statement of Operations and Comprehensive Income

Year ended December 31,	2018	2017
Revenues	$1,771	$—
Gross profit	152	—
Income before taxes	98	—
Net income and comprehensive income	$60	$—